COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Purchase orders with contract manufacturers	$ 21.8	$ 9.5